Fair Value Measurements (Q3) (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value Liabilities Measured on Recurring Basis
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at September 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

	Level	September 30, 2021	December 31, 2020
Liabilities:
Warrant liability – Public Warrants	1	$54,000	$—
Warrant liability – Private Placement Warrants	3	56,350	—
Total warrant liability		$110,350	$—

Schedule of Derivative Liabilities at Fair Value
The following tables summarize the changes in the fair value of the warrant liabilities (in thousands):

	Three months ended September 30, 2021
	Public Warrants	Private Placement Warrants	Warrant Liabilities
Fair value, beginning of period	$79,375	$76,812	$156,187
Change in valuation inputs or other assumptions	(25,375)	(20,462)	(45,837)
Fair value, end of period	$54,000	$56,350	$110,350

	Nine months ended September 30, 2021
	Public Warrants	Private Placement Warrants	Warrant Liabilities
Fair value, beginning of period	$—	$—	$—
Warrant liability acquired	100,750	93,228	193,978
Change in valuation inputs or other assumptions	(46,750)	(36,878)	(83,628)
Fair value, end of period	$54,000	$56,350	$110,350

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	September 30, 2021	June 16, 2021
Exercise price	$11.50	$11.50
Stock price	$14.50	$20.55
Volatility	60.0%	60.0%
Term (years)	4.71	5.00
Risk-free interest rate	0.92%	0.89%